THE STRONG
MONEY MARKET
FUND

SEMI-ANNUAL REPORT o APRIL 30, 1997

        [PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING CASH]

                                 [STRONG LOGO]
                                  STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

---------------------------------------1----------------------------------------
                                  HAVE A PLAN.

[PICTURE OF FOLDER LABELED INVESTMENTS]
Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

---------------------------------------2----------------------------------------
                      START INVESTING AS SOON AS POSSIBLE.

[PICTURE OF CLOCK]
Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

---------------------------------------3----------------------------------------
                           DIVERSIFY YOUR PORTFOLIO.

[PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

---------------------------------------4----------------------------------------
                               INVEST REGULARLY.

[PICTURE OF MEMO REMINDER TO INVEST]
Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

---------------------------------------5----------------------------------------
                       MAINTAIN A LONG-TERM PERSPECTIVE.

[PICTURE OF GRAPH SLOPING UPWARD]
For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

---------------------------------------6----------------------------------------
             CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS.

[PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

---------------------------------------7----------------------------------------
              KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO.

[PICTURE OF DOLLAR SIGN]
To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

---------------------------------------8----------------------------------------
                            KNOW WHAT YOU'RE BUYING.

[PICTURE OF MAGNIFYING GLASS]
Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

THE STRONG
MONEY MARKET
FUND

SEMI-ANNUAL REPORT o APRIL 30, 1997

                                TABLE OF CONTENTS


INVESTMENT REVIEW
     The Strong Money Market Fund .........................................2


FINANCIAL INFORMATION
     Schedule of Investments in Securities ................................4

     Statement of Assets and Liabilities ..................................9

     Statement of Operations ..............................................9

     Statement of Changes in Net Assets ..................................10

     Notes to Financial Statements .......................................11


FINANCIAL HIGHLIGHTS .....................................................12

THE STRONG MONEY MARKET FUND

OUR INTENTION IS TO MAINTAIN A NEAR-NEUTRAL INVESTMENT STANCE AS WE SEEK TO PROVIDE AN ATTRACTIVE MONEY-FUND INVESTMENT.


The Strong Money Market Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.(1)


CONTINUED STRONG PERFORMANCE
The Strong Money Market Fund continued to post outstanding performance relative to its peer group of money market funds. Through April 30, Lipper Analytical Services, Inc. has ranked the Fund among the top 10% of all money market funds for the 1-year, 5-year, and 10-year periods, based on total return.

===========================================
                LIPPER TOTAL
              RETURN RANKINGS(2)
               As of 4-30-97
===========================================

      1-YEAR            #21 OF 293

      5-YEAR             #6 OF 177

     10-YEAR             #5 OF 106


  Category: Money Market Funds. Rankings
 and performance are historical and do not
 represent  future   performance.   Source
 of Lipper  rankings  is  Lipper Analytical
 Services, Inc.
===========================================

LOOKING BACK
The first six months of the Fund's fiscal year can really be divided into two periods. First, in November and December 1996, the bond market rallied as investors expected the economy to slow in the first quarter of 1997. However, by early 1997, the market recognized that the economy was stronger than previously forecast. Furthermore, it became apparent that the Federal Reserve would need to raise short-term interest rates to slow economic growth and head off potential increases in inflation.

The Fed met the market's expectations on March 25, raising its target for the federal funds rate to 5.50% from 5.25%. Major U.S. banks swiftly followed, raising the prime lending rate to 8.50%. After hovering around the 5.35% level for most of 1997's first few months, three-month commercial paper rates rose 25 basis points to the 5.60% level in the last two weeks of March.

The Fund maintained a neutral average maturity posture--that is, one that indicates we don't anticipate a lasting, major shift in interest rates--for most of the six months, running between 40 and 55 days. Although interest rates at the end of April were higher than in November, the market had stabilized within a month of the Fed's hike. Most investors appeared to believe that any increases in short-term interest rates needed to slow economic growth would be relatively small.

Although we believe we can attribute much of our performance to our research and selection of specific issues, we have now set up the portfolio to also benefit from the general interest-rate environment. At the beginning of this period in November, we had the Fund positioned for a neutral market, distributing our maturities fairly evenly across the short-term spectrum. Shortly before the Fed's interest-rate hike, however, we shifted toward a modified barbell posture-- that is, we invested a larger portion of the Fund in one-month maturity issues and put a small fraction of assets out into the six-month and one-year maturity range. This positioning allowed us to take advantage of pockets of opportunity as the environment favored longer-term issues, while still keeping our average maturity in a neutral range.

A WORD ABOUT MERCURY FINANCE
As you may be aware, one of the companies whose commercial paper the Fund invested in was Mercury Finance Corporation. In late January 1997, Mercury Finance caught the financial community off guard by announcing that it had found "accounting irregularities" that resulted in having overstated earnings for the previous several years. Upon release of the news, the company's stock price plummeted, and it was unable to make payment on its debt obligations--including the paper the Fund held.

Strong Capital Management, Inc., the Fund's advisor, immediately took action to protect shareholders by buying the commercial paper from the Fund at full value (i.e., its amortized cost). As a result of this purchase, investors in the Fund felt no impact from the Mercury situation.

Even though you were not affected financially by this turn of events, we understand that it can be disconcerting. That's why we want to assure you that this situation had nothing to do with misreading a company's creditworthiness; this was a matter of a company's audited and interim financial statements not accurately representing the facts.


OUTLOOK
We expect a modest rise in short-term interest rates, given the likelihood that at least one more Fed rate hike may be forthcoming over the next half-year or so. While a sustained sharp rise in rates, as we experienced in 1994, is unlikely, it does appear that some further tightening of monetary policy may be necessary to prevent the rekindling of inflation. Overall, our intention is to maintain a near-neutral investment stance as we seek to provide an attractive money fund investment.

As always, we thank you for your confidence. We remain committed to helping you meet your investment needs now and in the future.

Sincerely,


/s/ Jay N. Mueller
Jay N. Mueller
Portfolio Manager
[PHOTO OF JAY N. MUELLER]

=================================
        YIELD SUMMARY(3)
        As of 4-30-97
=================================

7-DAY CURRENT YIELD        5.24%

7-DAY EFFECTIVE YIELD      5.38%

AVERAGE MATURITY          60 DAYS
=================================


================================================================================
                    3-MONTH T-BILL YIELDS THROUGH APRIL 1997
================================================================================
[GRAPH]

4-96              5.15%
5-96              5.18%
6-96              5.16%
7-96              5.31%
8-96              5.28%
9-96              5.03%
10-96             5.15%
11-96             5.13%
12-96             5.17%
1-97              5.15%
2-97              5.22%
3-97              5.32%
4-97              5.23%

Source:  Bloomberg
================================================================================

1 An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

2 From time to time the Fund's Advisor has waived its management fee and absorbed Fund expenses resulting in higher returns.

3 Yields are annualized for the 7-day period ended April 30, 1997. Effective yield reflects the compounding of income. Yields are historical and do not represent future yields, which will fluctuate. The Fund's Advisor temporarily waived fees of 0.02% and absorbed expenses of 0.34% during the 7-day period ended 4-30-97. Otherwise, the Fund's current yield would have been 4.88%, and its effective yield would have been 5.00%.


SCHEDULE OF INVESTMENTS IN SECURITIES                                                                 April 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (a)     COST (b)
SECURITY                                                                     (In Thousands)                         (In Thousands)
----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 5.1%
Deutsche Bank AG New York, 6.18%                                                $23,000         6.20%      4/03/98  $   22,996
Huntington National Bank, 6.25%                                                  22,000         6.28       4/24/98      21,994
National Bank of Canada, 5.87%                                                   27,400         5.87       9/29/97      27,400
Societe Generale:
  6.08%                                                                          14,000         6.11       3/27/98      13,996
  6.34%                                                                          11,000         6.38       4/16/98      10,996
                                                                                                                    ----------
TOTAL CERTIFICATES OF DEPOSIT                                                                                           97,382

COMMERCIAL PAPER  73.6%
AESOP Funding Corporation (Acquired 4/22/97; Cost $24,826) (c)                   25,000         5.59       6/06/97      24,861
Aetna Services, Inc.                                                              6,710         5.60       5/23/97       6,687
                                                                                  4,800         5.57       5/29/97       4,779
                                                                                  2,000         5.57       5/30/97       1,991
                                                                                  5,000         5.58       6/03/97       4,974
                                                                                 10,000         5.57       6/06/97       9,944
Alamo Funding L.P. (Acquired 4/10/97 - 4/16/97; Cost $26,912) (c)                27,150         5.59       6/09/97      26,986
Alpine Securitization Corporation (Acquired 4/08/97; Cost $24,337) (c)           24,550         5.57       6/03/97      24,425
American Home Products Corporation (Acquired 4/10/97; Cost $17,808) (c)          18,000         5.57       6/18/97      17,866
American Honda Finance Corporation                                               10,000         5.33       5/06/97       9,993
                                                                                  5,935         5.40       5/15/97       5,923
                                                                                  5,000         5.58       6/10/97       4,969
                                                                                  4,000         5.60       6/11/97       3,975
Anaheim, California Electric System                                              27,000         5.56       5/01/97      27,000
Asset Backed Capital Financial, Inc.:
  (Acquired 3/03/97; Cost $2,773) (c)                                             2,800         5.40       5/08/97       2,797
  (Acquired 12/06/96; Cost $12,673) (c)                                          13,000         5.42       5/22/97      12,959
  (Acquired 4/08/97; Cost $8,705) (c)                                             8,800         5.62       6/16/97       8,737
Avon Capital Corporation:
  (Acquired 3/24/97; Cost $7,440) (c)                                             7,500         5.58       5/15/97       7,484
  (Acquired 4/15/97; Cost $9,410) (c)                                             9,500         5.61       6/16/97       9,432
  (Acquired 4/18/97; Cost $9,901) (c)                                            10,000         5.63       6/20/97       9,922
Barton Capital Corporation:
  (Acquired 4/04/97; Cost $5,950) (c)                                             6,000         5.60       5/28/97       5,975
  (Acquired 4/21/97; Cost $12,881) (c)                                           13,000         5.57       6/19/97      12,901
  (Acquired 4/01/97; Cost $6,542) (c)                                             6,652         5.65       7/15/97       6,574
Browning-Ferris Industries, Inc.:
  (Acquired 4/24/97; Cost $3,590) (c)                                             3,600         5.62       5/12/97       3,594
  (Acquired 4/17/97; Cost $9,955) (c)                                            10,000         5.57       5/16/97       9,977
CSC Enterprises                                                                   5,000         5.40       5/08/97       4,995
                                                                                 20,000         5.60       6/20/97      19,845
Calcasieu Parish, Louisiana                                                      17,000         5.65       6/13/97      17,000
Calcot, Ltd.                                                                      4,000         5.40       5/01/97       4,000
                                                                                  2,000         5.45       5/08/97       1,998
California Pollution Control Financing Authority (Acquired 4/23/97;
  Cost $10,000) (c)                                                              10,000         5.73       7/17/97      10,000
Coca-Cola Enterprises, Inc.
  (Acquired 3/20/97; Cost $8,936) (c)                                             9,000         5.44       5/06/97       8,993
  (Acquired 4/29/97; Cost $9,957) (c)                                            10,000         5.58       5/27/97       9,960
Countrywide Home Loans, Inc.                                                     12,000         5.61       5/20/97      11,964
                                                                                 14,000         5.55       5/22/97      13,955
Credit Suisse First Boston, Inc.  (Acquired 4/28/97; Cost $3,274) (c)             3,300         5.57       6/18/97       3,275
Dean Witter, Discover & Company                                                   6,500         5.55       6/20/97       6,450
                                                                                 13,050         5.61       7/02/97      12,924
Delaware Funding Corporation (Acquired 3/18/97; Cost $11,849) (c)                12,000         5.45       6/09/97      11,929
Delaware Group Dividend and Income Fund, Inc. (Acquired 2/25/97; Cost $3,946)(c)  4,000         5.30       5/28/97       3,984
Echlin, Inc.                                                                     10,235         5.39       5/02/97      10,233
Embarcadero Center-Venture Four                                                  13,830         5.62       5/15/97      13,800
Equitable of Iowa Companies                                                      10,000         5.61       5/15/97       9,978
                                                                                  5,000         5.64       5/23/97       4,983
                                                                                 10,100         5.60       5/29/97      10,056
Eureka Securitization, Inc.:
  (Acquired 3/17/97; Cost $19,352) (c)                                           19,500         5.37       5/07/97      19,483
  (Acquired 4/14/97; Cost $9,912) (c)                                            10,000         5.57       6/10/97       9,938
Finova Capital Corporation                                                       10,000         5.54       5/23/97       9,966
                                                                                  2,000         5.60       6/16/97       1,986
                                                                                  5,100         5.59       6/19/97       5,061

                                            See notes to financial statements.
4

----------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (a)     COST (b)
SECURITY                                                                     (In Thousands)                         (In Thousands)
----------------------------------------------------------------------------------------------------------------------------------
First Data Corporation                                                          $11,000         5.58%      6/17/97  $   10,920
                                                                                  7,000         5.65       7/07/97       6,926
                                                                                  8,400         5.63       7/22/97       8,292
Franklin Resources, Inc.:
  (Acquired 4/04/97; Cost $8,907) (c)                                             9,000         5.61       6/09/97       8,945
  (Acquired 4/10/97 - 4/24/97; Cost $10,895) (c)                                 11,000         5.60       6/18/97      10,918
Frontier Corporation (Acquired 3/24/97; Cost $8,915) (c)                          9,000         5.65       5/23/97       8,969
GTE Corporation                                                                  13,000         5.55       5/28/97      12,946
General Signal Corporation (Acquired 4/28/97; Cost $13,524) (c)                  13,600         5.58       6/03/97      13,530
Glencore Financial Bermuda, Ltd.                                                 28,800         5.44       8/29/97      28,278
Green Tree Financial Corporation                                                  5,000         5.65       5/07/97       4,995
                                                                                  3,500         5.67       5/21/97       3,489
                                                                                 12,700         5.65       5/28/97      12,646
Greenwich Funding Corporation (Acquired 4/15/97; Cost $20,903) (c)               21,000         5.55       5/15/97      20,955
Harris County, Texas Industrial Development Corporation Solid Waste
  Disposal Revenue (Acquired 4/25/97; Cost $20,000) (c)                          20,000         5.70       6/17/97      20,000
Heller Financial, Inc.                                                           11,700         5.72       5/16/97      11,672
Household International, Inc. (Acquired 4/01/97; Cost $9,903) (c)                10,000         5.61       6/02/97       9,950
International Securitization Corporation:
  (Acquired 3/04/97; Cost $11,182) (c)                                           11,325         5.40       5/27/97      11,280
  (Acquired 4/22/97; Cost $14,851) (c)                                           15,000         5.60       6/25/97      14,872
JES Developments, Inc. (Acquired 4/11/97; Cost $9,963) (c)                       10,000         5.53       5/05/97       9,994
Jefferson Smurfit Finance Corporation                                             2,500         5.57       6/10/97       2,485
Johnson Controls, Inc.                                                              271         5.28      Upon Demand      271
Kamehameha Schools - Bishop Estate (Acquired 4/25/97; Cost $9,868) (c)           10,000         5.67       7/18/97       9,877
Kitty Hawk Funding Corporation (Acquired 3/17/97; Cost $27,616) (c)              28,000         5.42       6/16/97      27,806
Lehman Brothers Holdings, Inc.                                                   11,000         5.56       5/30/97      10,951
                                                                                  7,000         5.55       7/23/97       6,910
Lexington Parker Capital Corporation:
  (Acquired 4/08/97; Cost $9,948) (c)                                            10,000         5.58       5/12/97       9,983
  (Acquired 4/21/97; Cost $13,919) (c)                                           14,000         5.60       5/28/97      13,941
Market Street Funding Corporation:
  (Acquired 4/14/97; Cost $14,926) (c)                                           15,000         5.56       5/16/97      14,965
  (Acquired 4/03/97; Cost $9,927) (c)                                            10,000         5.58       5/20/97       9,971
Matson Navigation Company, Inc.                                                  10,400         5.58       6/12/97      10,332
Merrill Lynch & Company, Inc.                                                     5,340         5.35       5/02/97       5,339
                                                                                 22,800         5.57       6/12/97      22,652
Minolta Corporation                                                               5,000         5.62       6/24/97       4,958
Monsanto Company                                                                  6,000         5.54       6/19/97       5,955
National Australia Funding Delaware, Inc.                                        28,375         5.60       7/01/97      28,106
National Fuel Gas Company                                                         5,000         5.58       5/12/97       4,991
                                                                                  7,000         5.58       6/09/97       6,958
New York City General Obligation                                                 17,000         5.50       5/19/97      17,000
                                                                                 11,200         5.72       6/02/97      11,200
                                                                                  7,800         5.70       6/04/97       7,800
                                                                                  6,000         5.73       6/24/97       6,000
Nordbanken N.A., Inc.                                                            19,280         5.38       5/02/97      19,277
                                                                                  7,000         5.53       5/21/97       6,979
Nynex Corporation                                                                 3,000         5.35       5/09/97       2,996
                                                                                 10,000         5.54       5/19/97       9,972
Oakland-Alameda County, California Coliseum Authority                            23,500         5.59       5/12/97      23,500
Oklahoma State Industrial Financing Authority                                     3,100         5.60       5/01/97       3,100
                                                                                  3,100         5.80       8/01/97       3,100
Old Line Funding Corporation:
  (Acquired 4/02/97; Cost $6,956) (c)                                             7,000         5.60       5/12/97       6,988
  (Acquired 4/14/97; Cost $4,976) (c)                                             5,000         5.55       5/16/97       4,988
  (Acquired 4/16/97; Cost $13,929) (c)                                           14,000         5.54       5/20/97      13,959
Orix America, Inc. (Acquired 4/03/97; Cost $9,902) (c)                           10,000         5.68       6/04/97       9,946
PHH Corporation                                                                  14,000         5.52       5/01/97      14,000
Peacock Funding Corporation (Acquired 3/04/97; Cost $9,902) (c)                  10,000         5.34       5/09/97       9,988
A.H. Robins Company, Inc. (Acquired 4/23/97; Cost $4,966) (c)                     5,000         5.56       6/06/97       4,972
Salomon, Inc.                                                                    10,850         5.75       5/14/97      10,827
                                                                                  2,230         5.75       5/16/97       2,225
                                                                                 10,000         5.75       5/21/97       9,968

                                            See notes to financial statements.
                                                                                                                                 5


SCHEDULE OF INVESTMENTS IN SECURITIES (continued)                                                     April 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------


                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (a)     COST (b)
SECURITY                                                                     (In Thousands)                         (In Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Company:
  (Acquired 1/07/97; Cost $24,556) (c)                                          $25,000         5.42%      5/05/97  $   24,985
  (Acquired 1/07/97; Cost $24,548) (c)                                           25,000         5.42       5/07/97      24,977
  (Acquired 1/07/97; Cost $19,618) (c)                                           20,000         5.42       5/14/97      19,961
Sigma Finance, Inc. (Acquired 4/04/97; Cost $25,111) (c)                         25,400         5.62       6/16/97      25,218
Society of the New York Hospital Fund, Inc.                                      10,000         5.60       6/11/97       9,936
Sotheby's, Inc.                                                                  15,000         5.60       5/19/97      14,958
South Western Electricity, PLC:
  (Acquired 4/03/97; Cost $5,775) (c)                                             5,800         5.65       5/01/97       5,800
  (Acquired 4/10/97 - 4/16/97; Cost $26,247) (c)                                 26,343         5.63       5/08/97      26,314
Sunshine State Government Finance                                                 7,473         5.37       5/06/97       7,467
Tambrands, Inc.                                                                   3,000         5.80      10/07/97       2,923
Torchmark Corporation                                                             4,600         5.55       5/01/97       4,600
Towson Town Center, Inc.                                                         16,500         5.60       5/19/97      16,454
Tribune Company:
  (Acquired 3/24/97; Cost $14,911) (c)                                           15,000         5.60       5/02/97      14,998
  (Acquired 3/26/97; Cost $7,144) (c)                                             7,200         5.63       5/15/97       7,184
  (Acquired 4/30/97; Cost $2,973) (c)                                             3,000         5.65       6/27/97       2,973
Triple-A One Funding Corporation:
  (Acquired 4/02/97; Cost $7,928) (c)                                             8,000         5.59       5/30/97       7,964
  (Acquired 4/21/97; Cost $6,597) (c)                                             6,652         5.58       6/13/97       6,608
U.S. Bancorp                                                                     17,000         5.58       6/19/97      16,871
Variable Funding Capital Corporation (Acquired 4/15/97; Cost $22,032) (c)        22,134         5.55       5/15/97      22,086
West Baton Rouge Parish, Louisiana (Acquired 4/09/97; Cost $8,000) (c)            8,000         5.65       6/17/97       8,000
Wisconsin Electric Power Company                                                      9         5.30      Upon Demand        9
Xerox Corporation                                                                 6,750         5.53       6/11/97       6,708
                                                                                                                    ----------
TOTAL COMMERCIAL PAPER                                                                                               1,403,288

CORPORATE FLOATING RATE NOTES  1.3%
Credit Suisse First Boston, Inc. Medium Term Notes (Acquired 6/30/95;
  Cost $25,000) (c)                                                              25,000         5.96       7/07/97      25,000

CORPORATE OBLIGATIONS  7.4%
Bank of America NT & SA Short-Term Bank Notes, Tranche #156, 5.50%               28,000         5.50       6/20/97      28,000
Fifth Third Bank Central Indiana Short-Term Senior Bank Notes, Tranche #3, 5.44% 28,000         5.44       5/13/97      28,000
General Motors Acceptance Corporation Medium Term Notes:
  Tranche #148, 6.13%                                                            10,000         6.33       4/23/98       9,981
  Tranche #162, 6.15%                                                             5,000         6.38       5/22/98       4,989
  Tranche #598, 7.50%                                                             5,000         5.81      11/04/97       5,042
International Business Machines Corporation Medium Term Notes, Tranche #7, 5.65% 30,000         5.75       1/22/98      29,979
Johnson Controls, Inc. Medium Term Notes, Tranche #8, 7.18%                      11,000         6.00      10/03/97      11,055
MGM Grand Hotel Finance Corporation First Mortgage Notes, 12.00%
  (Defeased to call at $105.333 on 5/01/97)                                      14,000         6.42       5/01/97      14,746
Waste Management, Inc. Liquid Yield Option Notes, Zero %                         22,950         5.68       6/30/97       9,485
                                                                                                                    ----------
TOTAL CORPORATE OBLIGATIONS                                                                                            141,277

NON-AGENCY MORTGAGE AND ASSET-BACKED SECURITIES  0.5%
Reig Commercial Mortgage Funding Trust II Mortgage-Backed Notes, Series 96-1,
  Class A-1, 5.675%, Due 12/26/97 (Acquired 12/09/96; Cost $9,333) (c)            9,333         5.68      12/26/97       9,333

TAXABLE VARIABLE RATE PUT BONDS  7.1%
Alabama Industrial Development Authority - S -Tool Project                        7,700         5.85       5/01/97       7,700
Aurora, Kane & DuPage Counties, Illinois Industrial Development Revenue           1,500         5.90       5/01/97       1,500
Chattanooga, Tennessee Industrial Development Board Revenue - Radisson Read
  Project                                                                         3,660         6.24       5/01/97       3,660
Community Health Systems, Inc.                                                    3,700         5.75       5/07/97       3,700
Health Midwest Ventures Group, Inc.                                               8,400         5.75       5/07/97       8,400
Illinois Housing Development Authority Revenue                                   14,345         5.79       5/01/97      14,345
J.H. Siroonian, Inc.                                                              4,975         5.72       5/07/97       4,975
Kinder-Care Learning Centers, Inc. Industrial Refunding - Kinder-Care Learning
  Centers, Inc. Projects                                                          4,000         5.80       5/07/97       4,000
Mississippi Business Finance Corporation Industrial Development - Morton
  International, Inc.                                                            14,500         5.79       5/01/97      14,500
Montgomery County, Pennsylvania Industrial Development Authority Revenue          3,805         5.80       5/07/97       3,805
New Jersey Economic Development Authority Economic Development Revenue -
  MSNBC/CNBC                                                                     10,000         5.69       5/01/97      10,000
New Jersey Sports & Exposition Authority Sports Complex Subordinated Refunding
  Revenue                                                                        21,275         5.79       5/01/97      21,275
Passaic County, New Jersey General Obligation Refunding                          13,800         5.65       5/07/97      13,800
South Carolina Jobs - Economic Development Authority Industrial Development
  Revenue - Roller Bearing Company of America, Inc. Project                       3,000         6.04       5/01/97       3,000
Southeast Atlantic Properties, LLC                                                1,668         5.85       5/01/97       1,668

                                            See notes to financial statements.
6

----------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL    YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT      MATURITY     DATE (a)     COST (b)
SECURITY                                                                     (In Thousands)                         (In Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Stanislaus County, California Pension Obligation                                $10,000         5.79%      5/01/97  $   10,000
Thayer Properties, LLC                                                            3,575         5.85       5/01/97       3,575
Tifton Mall, Inc.                                                                 4,000         5.85       5/01/97       4,000
Virginia Housing Development Authority Multifamily Housing Revenue                1,980         5.79       5/01/97       1,980
                                                                                                                    ----------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                                                  135,883

UNITED STATES GOVERNMENT AND AGENCY ISSUES  5.3%
Federal Home Loan Banks Consolidated Bonds, 5.78%                                10,000         5.78       1/28/98      10,000
Federal National Mortgage Association Medium Term Notes, 5.51%                   25,000         5.59       2/24/98      24,984
Student Loan Marketing Association Floating Rate Notes
  5.55%                                                                           5,000         5.55       5/06/97       5,000
  5.57%                                                                          10,000         5.57       5/08/97      10,000
United States Treasury Notes, 8.75%                                              50,000         5.45      10/15/97      50,740
                                                                                                                    ----------
TOTAL UNITED STATES GOVERNMENT AND AGENCY ISSUES                                                                       100,724
                                                                                                                    ----------
TOTAL INVESTMENTS IN SECURITIES  100.3%                                                                              1,912,887
Other Assets and Liabilities, Net (0.3%)                                                                                (6,499)
                                                                                                                    ----------
NET ASSETS  100.0%                                                                                                  $1,906,388
                                                                                                                    ==========

                                            See notes to financial statements.
                                                                                                                                 7

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)    April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                 PERCENTAGE OF
INDUSTRY DIVERSIFICATION                          NET ASSETS
------------------------------------------------------------
Non-Agency Asset Backed ..............................17.2%
Finance - Miscellaneous ...............................8.1
Bank - Super Regional .................................7.8
General Obligation ....................................6.2
Brokerage & Investment Management .....................6.1
Industrial Development Revenue ........................5.3
Housing Related .......................................3.7
U.S. Government .......................................2.7
Bank - Regional .......................................2.6
Mortgage & Related Service ............................2.5
Automobile ............................................2.3
Personal & Commercial Lending .........................2.0
Leisure Service .......................................1.9
Commercial Service ....................................1.7
Electric Power ........................................1.7
Computer - Mainframe ..................................1.6
Cosmetic & Personal Care ..............................1.6
Pollution Control Revenue .............................1.6
Insurance - Diversified ...............................1.5
Insurance - Life ......................................1.5
Metals & Mining .......................................1.5
Real Estate ...........................................1.4
Telephone .............................................1.4
Computer Service ......................................1.3
Federal National Mortgage Association .................1.3
Media - Publishing ....................................1.3
Healthcare - Drug/Diversified .........................1.2
Hospital Revenue ......................................1.2
Pollution Control .....................................1.2
Beverage - Soft Drink .................................1.0
Retail - Specialty ....................................0.8
Student Loan Marketing Association ....................0.8
Electrical Equipment ..................................0.7
Diversified Operations ................................0.6
Natural Gas Distribution ..............................0.6
Auto & Truck Parts ....................................0.5
Federal Home Loan Mortgage Corporation ................0.5
Non-Agency Commercial .................................0.5
Other Revenue .........................................0.5
Shipping ..............................................0.5
Telecommunication Service .............................0.5
Agricultural Operations ...............................0.3
Chemical ..............................................0.3
Leisure Product .......................................0.3
Office Automation .....................................0.3
Closed-End Fund .......................................0.2
Other Assets and Liabilities, Net ....................(0.3)
                                                     ------
                                                     100.0%
                                                     ======


LEGEND
------
(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Amortized cost for Federal income tax and financial reporting purposes is the same.
(c)  Restricted security.

All  principal amounts and costs are stated in thousands.
Percentages are stated as a percent of net assets.

                     See notes to financial statements.
8

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)
                                        (In Thousands, Except Per Share Amounts)
ASSETS:
   Investments in Securities, at Amortized Cost                $1,912,887
   Interest Receivable                                              5,934
   Other Assets                                                        33
                                                               ----------
   Total Assets                                                 1,918,854

LIABILITIES:
   Payable to Brokers for Securities Purchased                      4,100
   Dividends Payable                                                8,194
   Accrued Operating Expenses and Other Liabilities                   172
                                                               ----------
   Total Liabilities                                               12,466
                                                               ----------
NET ASSETS                                                     $1,906,388
                                                               ==========

Capital Shares Outstanding (Unlimited Number Authorized)        1,906,388

NET ASSET VALUE PER SHARE                                           $1.00
                                                                    =====
NET ASSETS CONSIST OF:
   Capital (Par Value and Paid-In Capital)                     $1,906,388
                                                               ==========




STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 1997 (Unaudited)

                                                              (In Thousands)
INTEREST INCOME                                                   $53,906
EXPENSES:
   Investment Advisory Fees                                         4,838
   Custodian Fees                                                      37
   Shareholder Servicing Costs                                      2,238
   Reports to Shareholders                                          1,047
   Other                                                              110
                                                                  -------
   Total Expenses before Waivers and Absorptions                    8,270
   Voluntary Expense Waivers and Absorptions by Advisor            (3,724)
                                                                  -------
   Expenses, Net                                                    4,546
                                                                  -------
NET INVESTMENT INCOME                                              49,360
Net Realized Loss on Investments                                  (14,444)
                                                                  -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $34,916
                                                                  =======

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                                                                         (In Thousands)
                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                               APRIL 30, 1997       OCT. 31, 1996
                                                                              ----------------      -------------
                                                                                 (UNAUDITED)

OPERATIONS:
   Net Investment Income                                                        $   49,360          $  105,316
   Net Realized Loss on Investments                                                (14,444)                 __
                                                                                ----------          ----------
   Increase in Net Assets Resulting from Operations                                 34,916             105,316

CAPITAL SHARE TRANSACTIONS:
    Proceeds from Shares Sold                                                    1,729,571           3,787,630
    Proceeds from Reinvestment of Dividends                                         47,126              99,980
    Payment for Shares Redeemed                                                 (1,819,571)         (3,872,419)
                                                                                ----------          ----------
    Net Increase (Decrease) in Net Assets from Capital Share Transactions          (42,874)             15,191

CAPITAL CONTRIBUTION (NOTE 4)                                                       14,444                  __

DISTRIBUTIONS:
   From Net Investment Income                                                      (49,360)           (105,316)
                                                                                ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (42,874)             15,191

NET ASSETS:
   Beginning of Period                                                           1,949,262           1,934,071
                                                                                ----------          ----------
   End of Period                                                                $1,906,388          $1,949,262
                                                                                ==========          ==========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                                          1,729,571           3,787,630
   Issued in Reinvestment of Dividends                                              47,126              99,980
   Redeemed                                                                     (1,819,571)         (3,872,419)
                                                                                ----------          ----------
   Net Increase (Decrease)                                                         (42,874)             15,191
                                                                                ==========          ==========

                                            See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

1.  ORGANIZATION
    The Strong Money Market Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Investments are valued at amortized cost, which approximates current value. Amortized cost for federal income tax and financial reporting purposes is the same.

          The Fund owns certain investment securities which are restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities at April 30, 1997 were $756,579,991 and $760,250,448, respectively, representing 39.9% of the net assets of the Fund. Of these securities, which are restricted to resale, 100% are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (C) Other -- Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3.  RELATED PARTY TRANSACTIONS
    Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of .50% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

    The amount payable to the Advisor at April 30, 1997 and unaffiliated directors' fees, excluding the effects of waivers and reimbursements, for the six months then ended were $163,068 and $13,824, respectively.

 4. CAPITAL CONTRIBUTION
    On January 31, 1997, the Advisor purchased a security from the Fund for $14,443,753 in excess of the security's fair value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution. For tax purposes, the capital contribution reduced the realized losses for the six months ended April 30, 1997.

 5. ACQUISITION INFORMATION
    Effective August 30, 1996, Strong Money Market Fund, Inc. acquired, through a taxable merger, substantially all of the net assets of Strong U.S. Treasury Money Fund, Inc., which amounted to $18,062,799, in exchange for an equivalent number of shares. This amount is reflected in Proceeds from Shares Sold in the Statement of Changes in Net Assets. The Statement of Operations for the year ended October 31, 1996 does not include the pre-acquisition activity for Strong U.S. Treasury Money Fund, Inc. There was no tax effect on Strong Money Market Fund, Inc. as a result of this transaction.

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
                                                    SELECTED PER-SHARE DATA(a)
                 ----------------------------------------------------------------------------------------
                             INCOME FROM INVESTMENT OPERATIONS  LESS DISTRIBUTIONS
                            ----------------------------------  ------------------

                 Net Asset                 Net        Total                           Capital   Net Asset
                   Value,     Net       Realized      From      From Net     Total    Contrib-    Value,
                 Beginning Investment  Losses On    Investment Investment   Distri-    utions    End Of
                 Of Period   Income    Investments  Operations   Income     butions   (Note 4)   Period

April 30, 1997(b)   $1.00    $0.03      ($0.01)      $0.02     ($0.03)      ($0.03)   $0.01     $1.00
Oct. 31, 1996        1.00     0.05         __         0.05      (0.05)       (0.05)      __      1.00
Oct. 31, 1995(c)     1.00     0.05         __         0.05      (0.05)       (0.05)      __      1.00
Dec. 31, 1994        1.00     0.04         __         0.04      (0.04)       (0.04)      __      1.00
Dec. 31, 1993        1.00     0.03         __         0.03      (0.03)       (0.03)      __      1.00
Dec. 31, 1992        1.00     0.04         __         0.04      (0.04)       (0.04)      __      1.00

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------
                               RATIOS AND SUPPLEMENTAL DATA
                 ---------------------------------------------------------------

                                                      Ratio Of
                               Net                   Expenses To    Ratio Of Net
                             Assets,     Ratio Of    Average Net     Investment
                             End Of      Expenses   Assets Without     Income
                   Total   Period (In   To Average   Waivers And     To Average
                 Return(d)  Millions)   Net Assets   Absorptions     Net Assets

April 30, 1997(b)  +2.6%     $1,906        0.5%*         0.9%*           5.1%*
Oct. 31, 1996      +5.4%      1,949        0.4%          0.8%            5.3%
Oct. 31, 1995(c)   +5.2%      1,934        0.0%*         0.7%*           6.1%*
Dec. 31, 1994      +4.0%        541        0.6%          0.9%            4.0%
Dec. 31, 1993      +2.9%        330        0.7%          1.0%            2.9%
Dec. 31, 1992      +3.7%        390        0.8%          1.1%            3.7%


  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended April 30, 1997 (Unaudited). Total return is not annualized.
(c)  Total return is not annualized.
(d) Had the Advisor not made the capital contribution as described in the notes to the financial statements, the adjusted total return would have been 1.8% for the six months ended April 30, 1997.

                                    DIRECTORS
                                Richard S. Strong
                                  John Dragisic
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                            John Dragisic, President
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   DISTRIBUTOR
                         Strong Funds Distributors, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.
                              --------------------

                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683



                    [PICTURE OF STRONG WEB SITE ON COMPUTER]
                                 Strong On-line
                              www.strong-funds.com




                                  [STRONG LOGO]

                                  STRONG FUNDS
                   P.O. Box 2936 o Milwaukee, Wisconsin 53201
                    Strong Funds Distributors, Inc. 5211E97               97SMON